Repair and Denial Reserve (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Repair and denial reserve activity
Beginning balance	$ 6,506	$ 15,193	$ 8,071	$ 18,191	$ 18,191
Increase (decrease) in repair and denial reserve	343	(2,229)	(1,222)	(5,227)
Ending balance	6,849	12,964	$ 6,849	12,964	$ 8,071
Estimated frequency of a repair and denial event upon default used in the calculation of the reserve (as a percent)			4.32%		4.26%
Minimum
Repair and denial reserve activity
Estimated severity of the repair and denial assumption used in the calculation of the reserve (as a percent)			26.50%		24.60%
Maximum
Repair and denial reserve activity
Estimated severity of the repair and denial assumption used in the calculation of the reserve (as a percent)			64.10%		62.20%
Other Income
Repair and denial reserve activity
Increase (decrease) in repair and denial reserve	$ 343	$ (2,229)	$ (1,222)	$ (5,227)